Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Transactions Related to Grant of Stock Options to Employees and Directors
Transactions related to stock options awarded to employees and directors during the three months ended March 31, 2026 were as follows:

	Shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value (in thousands)
Options outstanding at December 31, 2025	903,096	$11.99	9.62	$893
Granted	—	—	—	—
Exercised	(23,723)	1.65	—	23
Forfeited	—	—	—	—

Options outstanding at March 31, 2026	879,373	$12.44	9.44	$845

Options exercisable at March 31, 2026	550,593	$19.03	9.41	$519

Transactions during the year ended December 31, 2025 related to stock options granted to employees and directors were as follows:

	Shares	Weighted average exercise price per Share	Weighted average remaining contractual life (years)	Aggregate intrinsic value (in thousands)
Options outstanding as of December 31, 2024	27,322	$352.55	7.09	—
Granted	894,356	1.76	—	$833
Exercised	(18,245)	0.0011	—	—
Forfeited	(337)	0.0011	—	—

Options outstanding as of December 31, 2025	903,096	$11.99	9.62	$893

Options exercisable at December 31, 2025	589,711	$17.82	9.57	$567

Summary of Assumptions Used to Estimate Fair Values of Stock Options Granted
The following table presents the assumptions used to estimate the fair values of stock options granted in the periods presented:

	2025	2023
Dividend yield	0%	0%
Volatility	63.65% - 63.92%	79.1% - 86.95%
Risk-free interest rate	3.68% - 3.74%	3.53% - 4.36%
Expected term (years)	5.7	6
Exercise Price	$1.65 - $2.64	$46.97 - $50.93

Summary of Allocated Stock-based Compensation Expense	Total stock-based compensation expense related to all of the Company’s stock-based awards was recognized as follows (in thousands):

	Three Months Ended March 31,
	2026	2025
Research and development	$16	$15
General and administrative	30	5

Total stock-based compensation expense	$46	$20

The total equity-based compensation expense related to all of the Company’s equity-based awards was recognized as follows (in thousands):

	Year ended December 31,
	2025	2024	2023
Research and development	$51	$142	$691
General and administrative	184	399	1,274

Total stock-based compensation expense	$235	$541	$1,965

Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Transactions Related to Grant of Restricted Stock Units to Employees
Activity related to restricted stock units awarded to employees during the three months ended March 31, 2026 were as follows:

	Shares	Weighted average grant date fair value per share
Unvested at December 31, 2025	4,316	$0.0011
Granted	—	—
Vested	(1,977)	0.0011
Forfeited	—	—

Unvested at March 31, 2026	2,339	$0.0011

Transactions during the year ended December 31, 2025 related to RSUs were as follows:

	Shares	Weighted average grant date fair value per share
Unvested at December 31, 2024	10,767	$0.0011
Granted	90,909	1.65
Vested	(95,931)	1.43
Cancelled	(1,429)	0.0011

Unvested at December 31, 2025	4,316	$0.0011

Restricted Stock Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Transactions Related to Grant of Restricted Stock Units to Employees
Activity related to restricted stock awards awarded to employees during the three months ended March 31, 2026 were as follows:

	Shares	Weighted average grant date fair value per share
Unvested at December 31, 2025	15,683	$0.0011
Granted	—	—
Vested	(1,302)	0.0011
Repurchased	—	—

Unvested at March 31, 2026	14,381	$0.0011

Transactions during the year ended December 31, 2025 related to RSAs were as follows:

	Shares	Weighted average grant date fair value per share
Unvested at December 31, 2024	20,906	$0.0011
Granted	—	—
Vested	(5,223)	0.0011
Repurchased	—	—

Unvested at December 31, 2025	15,683	$0.0011